Summary of Organization and Significant Accounting Policies - Schedule of Carrying Value and Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands		Mar. 28, 2015		Dec. 27, 2014		Dec. 28, 2013
Debt Instrument [Line Items]
Long-term debt, Carrying Value		$ 1,062,693		$ 1,064,917		$ 662,987
Level 2 [Member]
Debt Instrument [Line Items]
Long-term debt, Fair Value		1,105,240	[1]	1,101,873	[1]	696,500
Long-term debt, Carrying Value		1,062,693	[1]	1,064,917	[1]	$ 663,000
Level 3 [Member]
Debt Instrument [Line Items]
Current portion of deferred consideration and noncompete obligations, Fair Value	[2]	21,076		16,027
Long term portion of deferred consideration and noncompete obligations, Fair Value	[3]	40,058		37,357
Current portion of deferred consideration and noncompete obligations, Carrying Value	[2]	21,076		16,027
Long term portion of deferred consideration and noncompete obligations, Carrying Value	[3]	$ 40,058		$ 37,357

[1]	$5.3 million included in current portion of debt as of March 28, 2015 and December 27, 2014.
[2]	Included in current portion of acquisition-related liabilities on the balance sheet.
[3]	Included in acquisition-related liabilities on the balance sheet.